Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
OTG Latin America Fund (Class A Shares)
Shareholder Report [Line Items]
Fund Name	OTG Latin America Fund
Class Name	Class A Shares
Trading Symbol	OTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OTG Latin America Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at otgam.net/products/mutual-fund/latin-america-fund-otgax. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Email	otgam.net/products/mutual-fund/latin-america-fund-otgax
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America Fund	$258	2.69%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]

How did the Fund Perform last year?

The OTG Latin America Fund (the “Fund”) returned -8.15%, excluding the impact of the maximum sales charge for the period April 1, 2024 through March 31, 2025, compared to its benchmark the MSCI EM Latin America Index which performed -18.55%.

The Fund was launched to provide an investment vehicle focused on opportunities in the Latin America region. The investment strategy is supported by a research team located within the region, allowing for a localized approach to identifying portfolio companies.

Latin America has historically exhibited characteristics such as a relatively young workforce, ongoing population growth, an expanding middle class, and unmet needs in sectors like infrastructure, housing, telecommunications, and financial services. These factors have contributed to increased internal demand for goods and services within and across the region. Regional companies have responded by addressing a more integrated market and seeking efficiencies that support greater scale and competitiveness.

Factors which influenced performance

Latin America markets have sharply underperformed broader Emerging and Developed markets during this period, with losses not only in stocks but in currency indexes as well.

Thanks to our flexible investment approach in asset allocation and a more diversified country investment within the Region, The Fund was able to outperform its benchmark by nearly 500 points. Additionally, maintaining a cash position between 20% to 30% during these turbulent times allowed us to effectively manage volatility.

Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Year	Since Inception
OTG Latin America Fund (without load)	-8.15%	10.88%	-0.16%
OTG Latin America Fund (with load)	-12.74%	9.75%	-1.03%
MSCI EM Latin America Index	-18.55%	5.54%	-4.46%

The MSCI Emerging Markets Latin America Index captures large and mid cap representation across 6 Emerging Markets (EM) countries in Latin America. With 112 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Visit https://otgam.net/products/mutual-fund/latin-america-fund-otgax for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI Emerging Markets Latin America Index captures large and mid cap representation across 6 Emerging Markets (EM) countries in Latin America. With 112 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Net Assets	$ 16,797,715
Holdings Count	44
Advisory Fees Paid, Amount	$ 49,869
Investment Company, Portfolio Turnover	47.80%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Fund Net Assets	$16,797,715
Number of Holdings	44
Total Advisory Fee Paid	$49,869
Portfolio Turnover Rate	47.80%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top 10 Holdings

Morgan Stanley Institutional Liquid Government Fund - Institutional Class	7.52%
Cencosud SA	4.14%
Vale SA	3.76%
Intercorp Financial Services, Inc.	3.58%
Wal Mart de Mexico S.A.B. de C.V.	3.54%
Cemex S.A.B. de C.V.	3.53%
Ambev SA	3.50%
Banco Bradesco SA	3.31%
Banco Itaú Chile	3.24%
SMU SA	3.20%